CONTRACT COSTS, NET	12 Months Ended
Jun. 30, 2024
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 7. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Party	RMB	RMB	US Dollars
Contract costs	¥52,158,840	¥56,730,105	$7,806,322
Allowance for credit losses	(2,586,155)	(8,394,288)	(1,155,092)
Total contract costs, net	¥49,572,685	¥48,335,817	$6,651,230

As of June 30, 2024, total contracts costs, net amounted to ¥48,335,817 ($6,651,230), of which 28.4%, or ¥13.7 million ($1.9 million) have been subsequently realized as the date of this report, and the remaining balance is expected to be utilized by June 2025.

Net recovery of provision for credit losses of contract cost was ¥552,008 and ¥1,720,095 ($237,212) for the years ended June 30, 2022 and 2023, respectively. Provision for credit losses of contract was ¥4,532,872 ($623,743) for the year ended June 30, 2024.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Beginning balance	¥4,063,482	¥2,586,155	$355,867
Charge to (reversal of) allowance	(1,720,095)	4,532,872	623,743
Charge to cost of sales	242,768	1,275,261	175,482
Ending balance	¥2,586,155	¥8,394,288	$1,155,092